Debt (Loss On Extingusihment) (Details) - USD ($) $ in Millions	11 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Debt [Abstract]
Loss on extinguishment of debt	$ (172.4)	$ (5.2)	$ (5.2)	$ (1.8)
Applicable redemption premiums on existing senior notes	134.7
Deferred financing fees written off	32.0
Unamortized debt discounts related to the existing note written off	2.8
Other costs incurred in connection with the repayment of existing senior debt	$ 2.9